Note 13 - Stockholders' Equity (Details Textual)	1 Months Ended		3 Months Ended			12 Months Ended
	Feb. 28, 2026 USD ($)	Sep. 30, 2021 $ / shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2025 USD ($) Director $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	May 21, 2025 shares	Dec. 31, 2022 $ / shares	Feb. 18, 2021 shares	Sep. 30, 2020 $ / shares	Jul. 20, 2018 shares	May 08, 2012 shares	Dec. 31, 2010 shares	Jun. 30, 2010 shares
Common Stock, Dividends, Per Share, Declared (in dollars per share) | $ / shares					$ 0.015	$ 0.01				$ 0.01
Dividend per share | $ / shares		$ 0.01	$ 0.00375
Average Realized Silver Price, Minimum Dividend, Threshold (in dollars per share) | $ / shares										$ 30				$ 25
Common stock, shares authorized (in shares) | shares			1,250,000,000			1,250,000,000	1,250,000,000
Average Realized Silver Price Per Ounce (in dollars per share) | $ / shares		$ 20							$ 25
Stock Issued During Period, Shares, New Issues (in shares) | shares							1,488,050
Share Price (in dollars per share) | $ / shares						$ 0
Series B preferred stock, shares outstanding (in shares) | shares			153,956			153,956	157,756
Percent of Shareholders' Consent Needed to Create or Issue Stock Ranking Senior to Series B Preferred Stock						66.00%
Preferred stock, dividends declared (Quarterly) | $			$ 132,000	$ 138,000		$ 552,000	$ 552,000	$ 552,000
Series B preferred stock, liquidation preference | $			7,698,000			7,698,000	$ 7,698,000
Share-based Payment Arrangement, Expense | $			2,800,000	$ 1,900,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $			$ 8,100,000			$ 7,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Measurement Period Used to Value Performance-based Awards (Year)						3 years
warrant holder | shares							2,068,000
Warrants exercise price per share | $ / shares			$ 8.02			$ 8.02
Convertible Preferred Stock, Shares | shares						3,541
Common stock issued upon conversion of series B preffered stock | shares			64,000			11,385	64
Unrecognized Tax Benefits, Interest on Income Taxes Expense | $						$ 10,200,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			1 year 4 months 24 days			1 year 7 months 6 days
Restricted Stock Units Vested | $						$ 5,500,000	$ 4,700,000	$ 4,600,000
Distributed | $	$ 6,800,000						$ 700,000
Satisfy Withholding Obligations [Member]
Treasury Stock Acquired, Average Cost Per Share (in dollars per share) | $ / shares						$ 5.82	$ 4.31	$ 5.03
Stock Repurchased During Period, Shares (in shares) | shares						151,976	277,966,000	404,514
Stock Repurchased During Period, Value | $						$ 900,000	$ 1,200,000	$ 2,000,000
Warrants in Connection with Klondex Mines Acquisition [Member]
Class of Warrant or Right, Issued During Period (in shares) | shares						2,068,000	2,068,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares															1
Warrants exercise price per share | $ / shares							$ 1.57
2010 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares) | shares																		20,000,000
Number of shares reserve for future issuance | shares																	20,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares) | shares						7,435,880
Directors Stock Plan [Member]
Number of distributed shares | shares						246,673
Number of directors | Director						1
Share-based Payment Arrangement, Expense | $						$ 1,000,000	$ 800,000	$ 700,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares) | shares						1,874,764
Share-Based Compensation Arrangement by Share-Based Payment Award, Method of Measuring Cost of Award Participant, Numerator | $						$ 125,000,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in shares) | shares						165,025	150,387	125,063
Share-Based Payment Arrangement [Member]
Share-based Payment Arrangement, Expense | $						$ 10,900,000	$ 8,700,000	$ 6,600,000
Performance Shares [Member]
Unrecognized Tax Benefits, Interest on Income Taxes Expense | $						$ 900,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						1 year 7 months 6 days
Series B Preferred Stock [Member]
Series B preferred stock, shares outstanding (in shares) | shares						153,956	157,756
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in dollars per share) | $ / shares						$ 3.5
Preferred stock, dividends declared (Quarterly) | $						$ 552,000	$ 552,000	552,000
Preferred Stock, Redemption Price Per Share (in dollars per share) | $ / shares						$ 50
Preferred Stock, Liquidation Preference Per Share (in dollars per share) | $ / shares												$ 50
Series B preferred stock, liquidation preference | $						$ 7,700,000
Preferred Stock Conversion Price (in dollars per share) | $ / shares						$ 15.55
Common Stock Repurchase Program [Member]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in shares) | shares																20,000,000
Cumulative Stock Repurchased (in shares) | shares						934,100
Treasury Stock Acquired, Average Cost Per Share (in dollars per share) | $ / shares						$ 3.99
At The Market Equity Distribution Agreement [Member]
Redeem of Senior Notes | $						$ 212,000,000
At-the-market Offering [Member]
Equity Distribution Agreement, Maximum Number of Shares to be Sold (in shares) | shares						35,959,328							60,000,000
At-the-market Offering [Member] | September 2022 through December 31, 2025 [Member]
Equity Distribution Agreement, Maximum Number of Shares to be Sold (in shares) | shares						59,802,012
Proceeds from Issuance or Sale of Equity | $						$ 348,500,000
Payments of Stock Issuance Costs | $						5,400,000
At-the-market Offering [Member] | At The Market Equity Distribution Agreement [Member]
Proceeds from Issuance or Sale of Equity | $						216,200,000
Payments of Stock Issuance Costs | $						3,300,000
Minimum [Member]
Common stock, shares authorized (in shares) | shares											750,000,000
Maximum [Member]
Common stock, shares authorized (in shares) | shares											1,250,000,000
O2024Q4Dividends [Member]
Dividends, Common Stock, Total | $						$ 10,300,000
O2023Q4Dividends [Member]
Dividends, Common Stock, Total | $								$ 15,700,000
O2022Q4Dividends [Member]
Dividends, Common Stock, Total | $							$ 25,500,000